Schedule of Segment Reporting Information, Total Assets by Segment (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 1	$ 8,259,907
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 2	9,995,520
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 3	29,234,613
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 4	23,701,298
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 5	144,910
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 6	590,181
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 9	37,639,430
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 10	$ 34,286,999